Supplemental Guarantor Information	12 Months Ended
Dec. 31, 2014
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Supplemental Guarantor Information

22.   Supplemental Guarantor Information

On the Closing Date, the Company assumed WRECO’s obligations as issuer of the Senior Notes.  Additionally, all of the Company’s wholly owned subsidiaries that are guarantors of the Company’s unsecured $425 million revolving credit facility, including WRECO and certain of its wholly owned subsidiaries entered into supplemental indentures pursuant to which they jointly and severally guaranteed the Company’s obligations with respect to the Senior Notes.

Presented below are the condensed consolidated financial statements for our guarantor subsidiaries for the year ending December 31, 2014.  The Company’s non-guarantor subsidiaries represent less than 3% on an individual and aggregate basis of consolidated total assets, total revenues, income from operations before taxes and cash flow from operating activities.  Therefore, the non-guarantor subsidiaries’ information is not separately presented in the tables below.

As discussed in Note 1, the Merger was treated as a “reverse acquisition” with WRECO being considered the accounting acquirer.  Accordingly, WRECO is reflected as the predecessor and acquirer and therefore the financial statements reflect the historical results of WRECO for all periods and do not include the historical financial statements of TRI Pointe prior to the Merger Closing Date.  Subsequent to the Merger Closing Date, the consolidated financial statements reflect the results of the combined company.   As a result, we have not included condensed consolidated financial statements for the years ending December 31, 2013 and December 31, 2012 because those results are of WRECO, the predecessor, and are already included on the face of the consolidated financial statements.  In addition, there is no financial information for TRI Pointe Homes, Inc., issuer of the Senior Notes, in the periods prior to the Merger.

Condensed Consolidating Balance Sheet (in thousands):

	December 31, 2014
				Consolidated
	TRI Pointe	Guarantor	Consolidating	TRI Pointe
	Homes, Inc.	Subsidiaries	Adjustments	Homes, Inc.
Assets
Cash and cash equivalents	$105,888	$64,741	$-	$170,629
Receivables	5,050	15,068	-	20,118
Intercompany receivables	797,480	-	(797,480)	-
Real estate inventories	613,665	1,666,518	-	2,280,183
Investments in unconsolidated entities	-	16,805	-	16,805
Goodwill and other intangible assets, net	156,603	5,960	-	162,563
Investments in subsidiaries	959,693		(959,693)
Deferred tax assets	23,630	134,191	-	157,821
Other assets	55,199	50,206	-	105,405
Total Assets	$2,717,208	$1,953,489	$(1,757,173)	$2,913,524

Liabilities
Accounts payable	$25,800	$43,060	$-	$68,860
Intercompany payables	-	797,480	(797,480)	-
Accrued expenses and other liabilities	57,353	152,656	-	210,009
Notes payable and other borrowings	274,077	600	-	274,677
Senior notes	887,502	-	-	887,502
Total Liabilities	1,244,732	993,796	(797,480)	1,441,048

Equity
Total Equity	1,472,476	959,693	(959,693)	1,472,476
Total Liabilities and Equity	$2,717,208	$1,953,489	$(1,757,173)	$2,913,524

Condensed Consolidating Statement of Operations (in thousands):

	Year Ended December 31, 2014
				Consolidated
	TRI Pointe	Guarantor	Consolidating	TRI Pointe
	Homes, Inc.	Subsidiaries	Adjustments	Homes, Inc.
Revenues:
Home sales	$324,219	$1,322,055	$-	$1,646,274
Land and lot sales	-	47,660	-	47,660
Other operations	(12)	9,694	-	9,682
Total revenues	324,207	1,379,409	-	1,703,616

Expenses:
Cost of home sales	271,530	1,044,940	-	1,316,470
Cost of land and lot sales	-	37,560	-	37,560
Other operations	-	3,324	-	3,324
Impairments and lot option abandonments	49	2,466	-	2,515
Sales and marketing	9,678	93,922	-	103,600
General and administrative	16,532	65,841	-	82,373
Restructuring charges	-	10,543	-	10,543
Total expenses	297,789	1,258,596	-	1,556,385
Income from operations	26,418	120,813	-	147,231
Equity in loss of unconsolidated entities	-	(288)	-	(288)
Transaction expenses	(7,138)	(10,822)	-	(17,960)
Other income (expense), net	17	(1,036)	-	(1,019)
Income from operations before taxes	19,297	108,667	-	127,964
Provision for income taxes	(11,586)	(32,181)	-	(43,767)
Equity in net income of subsidiaries	76,486	-	(76,486)	-
Net income (loss)	$84,197	$76,486	$(76,486)	$84,197

Condensed Consolidating Statement of Cash Flows (in thousands):

	Year Ended December 31, 2014
				Consolidated
	TRI Pointe	Guarantor	Consolidating	TRI Pointe
	Homes, Inc.	Subsidiaries	Adjustments	Homes, Inc.
Cash flows from operating activities
Net cash used in operating activities	$(62,715)	$(50,655)	$-	$(113,370)
Cash flows from investing activities:
Purchases of property and equipment	(2,293)	(5,557)	-	(7,850)
Cash acquired in the Merger	53,800	-	-	53,800
Proceeds from sale of property and equipment	-	23	-	23
Investments in unconsolidated entities	-	(1,311)	-	(1,311)
Intercompany	69,971		(69,971)	-
Net cash provided by (used in) investing activities	121,478	(6,845)	(69,971)	44,662
Cash flows from financing activities:
Borrowings from notes payable	100,000	600	-	100,600
Repayment of notes payable	(53,051)	-	-	(53,051)
Proceeds from issuance of senior notes	-	886,698	-	886,698
Debt issuance costs for senior notes	-	(23,000)	-	(23,000)
Bridge commitment fee	-	(10,322)	-	(10,322)
Changes in debt payable to Weyerhaeuser	-	(623,589)	-	(623,589)
Change in book overdrafts	-	(22,491)	-	(22,491)
Excess tax benefits of share-based awards	-	1,757	-	1,757
Distributions to Weyerhaeuser	-	(8,606)	-	(8,606)
Net proceeds of debt held by variable interest entities	-	3,903	-	3,903
Contributions from noncontrolling interests	-	1,895	-	1,895
Distributions to noncontrolling interests	-	(19,143)	-	(19,143)
Proceeds from exercise of equity awards	176	-	-	176
Intercompany	-	(69,971)	69,971	-
Net cash provided by financing activities	47,125	117,731	69,971	234,827
Net increase in cash and cash equivalents	105,888	60,231	-	166,119
Cash and cash equivalents - beginning of year	-	4,510	-	4,510
Cash and cash equivalents - end of year	$105,888	$64,741	$-	$170,629